(Loss)/income per share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Net (loss)/income attributable to Xinyuan Real Estate Co., Ltd. Shareholders - basic	$ 40,282,025	$ (263,353,561)	$ (417,307,378)
Net (loss)/income attributable to Xinyuan Real Estate Co., Ltd. Shareholders - diluted	$ 40,282,025	$ (263,353,561)	$ (417,307,378)
Denominator:
Weighted average number of shares outstanding, basic	106,686,376	107,849,225	107,283,420
Weighted average number of shares outstanding-diluted	106,686,376	107,849,225	107,283,420
Basic (loss)/income per share	$ 0.38	$ (2.44)	$ (3.89)
Diluted (loss)/income per share	$ 0.38	$ (2.44)	$ (3.89)
Employee Stock Option [Member]
Denominator:
Incremental Common Shares Attributable to Dilutive Effect of Share-based Payment Arrangements	0	0	0
Anti-dilutive shares	0	0	0
Restricted Stock [Member]
Denominator:
Incremental Common Shares Attributable to Dilutive Effect of Share-based Payment Arrangements	0	0	0
Anti-dilutive shares	0	0	81,035